Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Assets [Line Items]
Carrying amount	$ 124,658	$ 85,013
Contractual cash flows	(124,882)	(85,154)
6 months or less [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(123,085)	(84,410)
6-12 months [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(721)	(142)
1-2 years [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(813)	(262)
2-5 years [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(254)	(337)
More Than Five Years [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(9)	(3)
Secured bank loans [Member]
Disclosure Of Financial Assets [Line Items]
Carrying amount	652	749
Contractual cash flows	(756)	(890)
Secured bank loans [Member] | 6 months or less [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(143)	(146)
Secured bank loans [Member] | 6-12 months [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(136)	(142)
Secured bank loans [Member] | 1-2 years [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(214)	(262)
Secured bank loans [Member] | 2-5 years [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(254)	(337)
Secured bank loans [Member] | More Than Five Years [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(9)	(3)
Trades and other payables [Member]
Disclosure Of Financial Assets [Line Items]
Carrying amount	117,826	78,746
Contractual cash flows	(117,826)	(78,746)
Trades and other payables [Member] | 6 months or less [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(117,826)	(78,746)
Other liabilities [Member]
Disclosure Of Financial Assets [Line Items]
Carrying amount	6,180	5,518
Contractual cash flows	(6,300)	(5,518)
Other liabilities [Member] | 6 months or less [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(5,116)	$ (5,518)
Other liabilities [Member] | 6-12 months [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	(585)
Other liabilities [Member] | 1-2 years [Member]
Disclosure Of Financial Assets [Line Items]
Contractual cash flows	$ (599)